Related Party Transactions - Schedule of Related Party Transactions (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Total revenues		$ 464,297	$ 429,362	$ 685,288	$ 1,546,057	$ 487,005
Accounts Receivable, Trade	523,141		520,786		433,338
Agape S.E.A. Sdn Bhd [Member]
Total revenues		464,297	429,362	685,288	1,524,596	487,005
Accounts Receivable, Trade	523,141		520,786		433,338
Greenpro Capital Corporation [Member]
Professional fee				4,500	12,000	214,883
Accounts Payable, Non-trade
Company Secretarial fee					3,282	292
License fee					1,509
Incorporation fee						1,419
Agape ATP (Asia) Limited [Member]
Expenses paid on behalf		2,200			2,210
Amount due from a related party	2,227		$ 2,217		2,210
Agape Superior Living Pty Ltd [Member]
Total revenues					21,461
Accounts Receivable, Trade
Accounts Payable, Non-trade					35,145
Sundry Purchases					35,145
Agape Superior Living Sdn Bhd [Member]
Expenses paid on behalf						$ 745
Amount due from a related party